Prospectus Supplement	November 26, 2008

THE VT GROWTH AND INCOME FUND Prospectuses dated April 30, 2008

The section Who oversees and manages the funds? is supplemented to reflect that Robert Ewing now is the sole officer of Putnam Management primarily responsible for the day-to-day management of the fund's portfolio. Mr. Ewing was appointed as a portfolio manager of the fund in November 2008. From 2002 to 2008 he was employed by RiverSource Investments as a Portfolio Manager.

The sub-section Investment management teams is deleted in its entirety. The sub-section Compensation of investment professionals is replaced in its entirety by the following:

Compensation of portfolio managers. Putnam’s goal for our products and investors is to deliver top quartile or better performance over a rolling 3-year period versus peers on a pre-tax basis. For this fund, the peer group Putnam compares fund performance against is the Lipper Large-Cap Value Funds Category. Each portfolio manager is assigned an industry competitive incentive compensation target for achieving this goal. The target is based in part on the type and amount of assets the individual manages. The target increases or decreases depending on whether the portfolio manager’s performance is higher or lower than the top quartile, subject to a maximum increase of 50%, for a portfolio manager who outperforms at least 90% of his or her peer group, and a maximum decrease of 100%, for a portfolio manager who outperforms less than 25% of his or her peer group. For example, the target of a portfolio manager who outperforms 50% of his or her peer group would decrease 50%. Investment performance of a portfolio manager is asset-weighted across the products he or she manages.

Portfolio manager incentive compensation targets are also adjusted for company performance/economics. Actual incentive compensation may be greater or less than a portfolio manager’s target, as it takes into consideration team/group performance and qualitative performance factors. Incentive compensation includes a cash bonus and may also include grants of restricted stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

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PUTNAM INVESTMENTS

Prospectus Supplement	November 26, 2008

PUTNAM VT EQUITY INCOME FUND Prospectuses dated April 30, 2008

The section Who oversees and manages the funds? is supplemented to reflect that Bartlett Geer now is the sole officer of Putnam Management primarily responsible for the day-to-day management of the fund's portfolio. Positions held by Mr. Geer over the past five years are set forth in the prospectuses.

The sub-section Investment management teams is deleted, except for the tabular information regarding Mr. Geer’s length of service and business experience during the past five years. The sub-section Compensation of investment professionals is replaced in its entirety by the following:

Compensation of portfolio managers. Putnam’s goal for our products and investors is to deliver top quartile or better performance over a rolling 3-year period versus peers on a pre-tax basis. For this fund, the peer group Putnam compares fund performance against is the Lipper Equity Income Funds Category. Each portfolio manager is assigned an industry competitive incentive compensation target for achieving this goal. The target is based in part on the type and amount of assets the individual manages. The target increases or decreases depending on whether the portfolio manager’s performance is higher or lower than the top quartile, subject to a maximum increase of 50%, for a portfolio manager who outperforms at least 90% of his or her peer group, and a maximum decrease of 100%, for a portfolio manager who outperforms less than 25% of his or her peer group. For example, the target of a portfolio manager who outperforms 50% of his or her peer group would decrease 50%. Investment performance of a portfolio manager is asset-weighted across the products he or she manages.

Portfolio manager incentive compensation targets are also adjusted for company performance/economics. Actual incentive compensation may be greater or less than a portfolio manager’s target, as it takes into consideration team/group performance and qualitative performance factors. Incentive compensation includes a cash bonus and may also include grants of restricted stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

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Prospectus Supplement	November 26, 2008

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
Prospectuses dated April 30, 2008

The section Who oversees and manages the funds? is supplemented to reflect that Pamela Holding now is the sole officer of Putnam Management primarily responsible for the day-to-day management of the fund's portfolio. Positions held by Ms. Holding over the past five years are set forth in the prospectuses.

The sub-section Investment management teams is deleted, except for the tabular information regarding Ms. Holding’s length of service and business experience during the past five years. The sub-section Compensation of investment professionals is replaced in its entirety by the following:

Compensation of portfolio managers. Putnam’s goal for our products and investors is to deliver top quartile or better performance over a rolling 3-year period versus peers on a pre-tax basis. For this fund, the peer group Putnam compares fund performance against is the Lipper International Large-Cap Value Funds Category. Each portfolio manager is assigned an industry competitive incentive compensation target for achieving this goal. The target is based in part on the type and amount of assets the individual manages. The target increases or decreases depending on whether the portfolio manager’s performance is higher or lower than the top quartile, subject to a maximum increase of 50%, for a portfolio manager who outperforms at least 90% of his or her peer group, and a maximum decrease of 100%, for a portfolio manager who outperforms less than 25% of his or her peer group. For example, the target of a portfolio manager who outperforms 50% of his or her peer group would decrease 50%. Investment performance of a portfolio manager is asset-weighted across the products he or she manages.

Portfolio manager incentive compensation targets are also adjusted for company performance/economics. Actual incentive compensation may be greater or less than a portfolio manager’s target, as it takes into consideration team/group performance and qualitative performance factors. Incentive compensation includes a cash bonus and may also include grants of restricted stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

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PUTNAM INVESTMENTS

Prospectus Supplement	November 26, 2008

PUTNAM VT MID CAP VALUE FUND Prospectuses dated April 30, 2008

The section Who oversees and manages the funds? is supplemented to reflect that James Polk now is the sole officer of Putnam Management primarily responsible for the day-today management of the fund's portfolio. Positions held by Mr. Polk over the past five years are set forth in the prospectuses.

The sub-section Investment management teams is deleted, except for the tabular information regarding Mr. Polk’s length of service and business experience during the past five years. The sub-section Compensation of investment professionals is replaced in its entirety by the following:

Compensation of portfolio managers. Putnam’s goal for our products and investors is to deliver top quartile or better performance over a rolling 3-year period versus peers on a pre-tax basis. For this fund, the peer group Putnam compares fund performance against is the Lipper Mid-Cap Value Funds Category. Each portfolio manager is assigned an industry competitive incentive compensation target for achieving this goal. The target is based in part on the type and amount of assets the individual manages. The target increases or decreases depending on whether the portfolio manager’s performance is higher or lower than the top quartile, subject to a maximum increase of 50%, for a portfolio manager who outperforms at least 90% of his or her peer group, and a maximum decrease of 100%, for a portfolio manager who outperforms less than 25% of his or her peer group. For example, the target of a portfolio manager who outperforms 50% of his or her peer group would decrease 50%. Investment performance of a portfolio manager is asset-weighted across the products he or she manages.

Portfolio manager incentive compensation targets are also adjusted for company performance/economics. Actual incentive compensation may be greater or less than a portfolio manager’s target, as it takes into consideration team/group performance and qualitative performance factors. Incentive compensation includes a cash bonus and may also include grants of restricted stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

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PUTNAM INVESTMENTS

Prospectus Supplement	November 26, 2008

PUTNAM VT SMALL CAP VALUE FUND Prospectuses dated April 30, 2008

The section Who oversees and manages the funds? is supplemented to reflect that Edward Shadek, Jr. and Eric Harthun now are the only officers of Putnam Management primarily responsible for the day-to-day management of the fund's portfolio. Positions held by Mr. Shadek over the past five years are set forth in the prospectuses.

Mr. Harthun was appointed as a portfolio manager of the fund in November 2008. From 2000 to the present, he has been employed by Putnam Management, currently as a Portfolio Manager and previously as a Sector Analyst.

The sub-section Investment management teams is deleted, except for the tabular information regarding Mr. Shadek’s length of service and business experience during the past five years. The sub-section Compensation of investment professionals is replaced in its entirety by the following:

Compensation of portfolio managers. Putnam’s goal for our products and investors is to deliver top quartile or better performance over a rolling 3-year period versus peers on a pre-tax basis. For this fund, the peer group Putnam compares fund performance against is the Lipper Small-Cap Value Funds Category. Each portfolio manager is assigned an industry competitive incentive compensation target for achieving this goal. The target is based in part on the type and amount of assets the individual manages. The target increases or decreases depending on whether the portfolio manager’s performance is higher or lower than the top quartile, subject to a maximum increase of 50%, for a portfolio manager who outperforms at least 90% of his or her peer group, and a maximum decrease of 100%, for a portfolio manager who outperforms less than 25% of his or her peer group. For example, the target of a portfolio manager who outperforms 50% of his or her peer group would decrease 50%. Investment performance of a portfolio manager is asset-weighted across the products he or she manages.

Portfolio manager incentive compensation targets are also adjusted for company performance/economics. Actual incentive compensation may be greater or less than a portfolio manager’s target, as it takes into consideration team/group performance and qualitative performance factors. Incentive compensation includes a cash bonus and may also include grants of restricted stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

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254454 11/08

PUTNAM INVESTMENTS

Prospectus Supplement	November 26, 2008

PUTNAM VT INVESTORS FUND Prospectuses dated April 30, 2008

The section Who oversees and manages the funds? is supplemented to reflect that Jerry Sullivan and Robert Brookby now are the sole officers of Putnam Management primarily responsible for the day-to-day management of the fund's portfolio. Positions held by Mr. Sullivan and Mr. Brookby over the past five years are set forth in the prospectuses.

The sub-section Investment management teams is deleted, except for the tabular information regarding Mr. Sullivan and Mr. Brookby’s length of service and business experience during the past five years. The sub-section Compensation of investment professionals is replaced in its entirety by the following:

Compensation of portfolio managers. Putnam’s goal for our products and investors is to deliver top quartile or better performance over a rolling 3-year period versus peers on a pre-tax basis. For this fund, the peer group Putnam compares fund performance against is the Lipper Large-Cap Core Funds Category. Each portfolio manager is assigned an industry competitive incentive compensation target for achieving this goal. The target is based in part on the type and amount of assets the individual manages. The target increases or decreases depending on whether the portfolio manager’s performance is higher or lower than the top quartile, subject to a maximum increase of 50%, for a portfolio manager who outperforms at least 90% of his or her peer group, and a maximum decrease of 100%, for a portfolio manager who outperforms less than 25% of his or her peer group. For example, the target of a portfolio manager who outperforms 50% of his or her peer group would decrease 50%. Investment performance of a portfolio manager is asset-weighted across the products he or she manages.

Portfolio manager incentive compensation targets are also adjusted for company performance/economics. Actual incentive compensation may be greater or less than a portfolio manager’s target, as it takes into consideration team/group performance and qualitative performance factors. Incentive compensation includes a cash bonus and may also include grants of restricted stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

HV-6420

254455 11/08

PUTNAM INVESTMENTS

Prospectus Supplement	November 26, 2008

PUTNAM VT GLOBAL EQUITY FUND Prospectuses dated April 30, 2008

The section Who oversees and manages the funds? is supplemented to reflect that Shigeki Makino now is the sole officer of Putnam Management primarily responsible for the day-to-day management of the fund's portfolio. Positions held by Mr. Makino over the past five years are set forth in the prospectuses.

The sub-section Investment management teams is deleted, except for the tabular information regarding Mr. Makino’s length of service and business experience during the past five years. The sub-section Compensation of investment professionals is replaced in its entirety by the following:

Compensation of portfolio managers. Putnam’s goal for our products and investors is to deliver top quartile or better performance over a rolling 3-year period versus peers on a pre-tax basis. For this fund, the peer group Putnam compares fund performance against is the Lipper Global Large-Cap Core Funds Category. Each portfolio manager is assigned an industry competitive incentive compensation target for achieving this goal. The target is based in part on the type and amount of assets the individual manages. The target increases or decreases depending on whether the portfolio manager’s performance is higher or lower than the top quartile, subject to a maximum increase of 50%, for a portfolio manager who outperforms at least 90% of his or her peer group, and a maximum decrease of 100%, for a portfolio manager who outperforms less than 25% of his or her peer group. For example, the target of a portfolio manager who outperforms 50% of his or her peer group would decrease 50%. Investment performance of a portfolio manager is asset-weighted across the products he or she manages.

Portfolio manager incentive compensation targets are also adjusted for company performance/economics. Actual incentive compensation may be greater or less than a portfolio manager’s target, as it takes into consideration team/group performance and qualitative performance factors. Incentive compensation includes a cash bonus and may also include grants of restricted stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

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PUTNAM INVESTMENTS

Prospectus Supplement	November 26, 2008

PUTNAM VT INTERNATIONAL EQUITY FUND Prospectuses dated April 30, 2008

The section Who oversees and manages the funds? is supplemented to reflect that Joshua Byrne now is the sole officer of Putnam Management primarily responsible for the day-to-day management of the fund's portfolio. Positions held by Mr. Byrne over the past five years are set forth in the prospectuses.

The sub-section Investment management teams is deleted, except for the tabular information regarding Mr. Byrne’s length of service and business experience during the past five years. The sub-section Compensation of investment professionals is replaced in its entirety by the following:

Compensation of portfolio managers. Putnam’s goal for our products and investors is to deliver top quartile or better performance over a rolling 3-year period versus peers on a pre-tax basis. For this fund, the peer group Putnam compares fund performance against is the Lipper International Large-Cap Core Funds Category. Each portfolio manager is assigned an industry competitive incentive compensation target for achieving this goal. The target is based in part on the type and amount of assets the individual manages. The target increases or decreases depending on whether the portfolio manager’s performance is higher or lower than the top quartile, subject to a maximum increase of 50%, for a portfolio manager who outperforms at least 90% of his or her peer group, and a maximum decrease of 100%, for a portfolio manager who outperforms less than 25% of his or her peer group. For example, the target of a portfolio manager who outperforms 50% of his or her peer group would decrease 50%. Investment performance of a portfolio manager is asset-weighted across the products he or she manages.

Portfolio manager incentive compensation targets are also adjusted for company performance/economics. Actual incentive compensation may be greater or less than a portfolio manager’s target, as it takes into consideration team/group performance and qualitative performance factors. Incentive compensation includes a cash bonus and may also include grants of restricted stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

HV-6422

254457 11/08

PUTNAM INVESTMENTS

Prospectus Supplement	November 26, 2008

PUTNAM VT CAPITAL OPPORTUNITIES FUND Prospectuses dated April 30, 2008

The section Who oversees and manages the funds? is supplemented to reflect that Joseph Joseph now is the sole officer of Putnam Management primarily responsible for the day-to-day management of the fund's portfolio. Positions held by Mr. Joseph over the past five years are set forth in the prospectuses.

The sub-section Investment management teams is deleted, except for the tabular information regarding Mr. Joseph’s length of service and business experience during the past five years. The sub-section Compensation of investment professionals is replaced in its entirety by the following:

Compensation of portfolio managers. Putnam’s goal for our products and investors is to deliver top quartile or better performance over a rolling 3-year period versus peers on a pre-tax basis. For this fund, the peer group Putnam compares fund performance against is the Lipper Small-Cap Core Funds Category. Each portfolio manager is assigned an industry competitive incentive compensation target for achieving this goal. The target is based in part on the type and amount of assets the individual manages. The target increases or decreases depending on whether the portfolio manager’s performance is higher or lower than the top quartile, subject to a maximum increase of 50%, for a portfolio manager who outperforms at least 90% of his or her peer group, and a maximum decrease of 100%, for a portfolio manager who outperforms less than 25% of his or her peer group. For example, the target of a portfolio manager who outperforms 50% of his or her peer group would decrease 50%. Investment performance of a portfolio manager is asset-weighted across the products he or she manages.

Portfolio manager incentive compensation targets are also adjusted for company performance/economics. Actual incentive compensation may be greater or less than a portfolio manager’s target, as it takes into consideration team/group performance and qualitative performance factors. Incentive compensation includes a cash bonus and may also include grants of restricted stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

HV-6423

254458 11/08

PUTNAM INVESTMENTS

Prospectus Supplement	November 26, 2008

PUTNAM VT RESEARCH FUND Prospectuses dated April 30, 2008

The section Who oversees and manages the funds? is supplemented to reflect that Andy Matteis, Brook Dane and Walter Scully now are the sole officers of Putnam Management primarily responsible for the day-to-day management of the fund's portfolio. Positions held by Mr. Matteis, Mr. Dane and Mr. Scully over the past five years are set forth in the prospectuses.

The sub-section Investment management teams is deleted, except for the tabular information regarding Mr. Matteis, Mr. Dane and Mr. Scully’s length of service and business experience during the past five years. The sub-section Compensation of investment professionals is replaced in its entirety by the following:

Compensation of portfolio managers. Putnam’s goal for our products and investors is to deliver top quartile or better performance over a rolling 3-year period versus peers on a pre-tax basis. For this fund, the peer group Putnam compares fund performance against is the Lipper Large-Cap Core Funds Category. Each portfolio manager is assigned an industry competitive incentive compensation target for achieving this goal. The target is based in part on the type and amount of assets the individual manages. The target increases or decreases depending on whether the portfolio manager’s performance is higher or lower than the top quartile, subject to a maximum increase of 50%, for a portfolio manager who outperforms at least 90% of his or her peer group, and a maximum decrease of 100%, for a portfolio manager who outperforms less than 25% of his or her peer group. For example, the target of a portfolio manager who outperforms 50% of his or her peer group would decrease 50%. Investment performance of a portfolio manager is asset-weighted across the products he or she manages.

Portfolio manager incentive compensation targets are also adjusted for company performance/economics. Actual incentive compensation may be greater or less than a portfolio manager’s target, as it takes into consideration team/group performance and qualitative performance factors. Incentive compensation includes a cash bonus and may also include grants of restricted stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

HV-6424

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PUTNAM INVESTMENTS

Prospectus Supplement	November 26, 2008

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
Prospectuses dated April 30, 2008

The section Who oversees and manages the funds? is supplemented to reflect that Jeff Sacknowitz now is the sole officer of Putnam Management primarily responsible for the day-today management of the fund's portfolio. Mr. Sacknowitz was appointed as a portfolio manager of the fund in November 2008. From 1999 to the present, he has been employed by Putnam Management, currently as a Portfolio Manager and previously as an Analyst.

The sub-section Investment management teams is deleted in its entirety. The sub-section Compensation of investment professionals is replaced in its entirety by the following:

Compensation of portfolio managers. Putnam’s goal for our products and investors is to deliver top quartile or better performance over a rolling 3-year period versus peers on a pre-tax basis. For this fund, the peer group Putnam compares fund performance against is the Lipper International Large-Cap Growth Funds Category. Each portfolio manager is assigned an industry competitive incentive compensation target for achieving this goal. The target is based in part on the type and amount of assets the individual manages. The target increases or decreases depending on whether the portfolio manager’s performance is higher or lower than the top quartile, subject to a maximum increase of 50%, for a portfolio manager who outperforms at least 90% of his or her peer group, and a maximum decrease of 100%, for a portfolio manager who outperforms less than 25% of his or her peer group. For example, the target of a portfolio manager who outperforms 50% of his or her peer group would decrease 50%. Investment performance of a portfolio manager is asset-weighted across the products he or she manages.

Portfolio manager incentive compensation targets are also adjusted for company performance/economics. Actual incentive compensation may be greater or less than a portfolio manager’s target, as it takes into consideration team/group performance and qualitative performance factors. Incentive compensation includes a cash bonus and may also include grants of restricted stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

HV-6426

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PUTNAM INVESTMENTS

Prospectus Supplement	November 26, 2008

PUTNAM VT NEW OPPORTUNITIES FUND Prospectuses dated April 30, 2008

The section Who oversees and manages the funds? is supplemented to reflect that Gerald Moore now is the sole officer of Putnam Management primarily responsible for the day-to-day management of the fund's portfolio. Positions held by Mr. Moore over the past five years are set forth in the prospectuses.

The sub-section Investment management teams is deleted, except for the tabular information regarding Mr. Moore’s length of service and business experience during the past five years. The sub-section Compensation of investment professionals is replaced in its entirety by the following:

Compensation of portfolio managers. Putnam’s goal for our products and investors is to deliver top quartile or better performance over a rolling 3-year period versus peers on a pre-tax basis. For this fund, the peer group Putnam compares fund performance against is the Lipper Multi-Cap Growth Funds Category. Each portfolio manager is assigned an industry competitive incentive compensation target for achieving this goal. The target is based in part on the type and amount of assets the individual manages. The target increases or decreases depending on whether the portfolio manager’s performance is higher or lower than the top quartile, subject to a maximum increase of 50%, for a portfolio manager who outperforms at least 90% of his or her peer group, and a maximum decrease of 100%, for a portfolio manager who outperforms less than 25% of his or her peer group. For example, the target of a portfolio manager who outperforms 50% of his or her peer group would decrease 50%. Investment performance of a portfolio manager is asset-weighted across the products he or she manages.

Portfolio manager incentive compensation targets are also adjusted for company performance/economics. Actual incentive compensation may be greater or less than a portfolio manager’s target, as it takes into consideration team/group performance and qualitative performance factors. Incentive compensation includes a cash bonus and may also include grants of restricted stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

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PUTNAM INVESTMENTS	254461 11/08

Prospectus Supplement	November 26, 2008

PUTNAM VT VISTA FUND Prospectuses dated April 30, 2008

The section Who oversees and manages the funds? is supplemented to reflect that Ray Haddad now is the sole officer of Putnam Management primarily responsible for the day-to-day management of the fund's portfolio. Positions held by Mr. Haddad over the past five years are set forth in the prospectuses.

The sub-section Investment management teams is deleted, except for the tabular information regarding Mr. Haddad’s length of service and business experience during the past five years. The sub-section Compensation of investment professionals is replaced in its entirety by the following:

Compensation of portfolio managers. Putnam’s goal for our products and investors is to deliver top quartile or better performance over a rolling 3-year period versus peers on a pre-tax basis. For this fund, the peer group Putnam compares fund performance against is the Lipper Mid-Cap Growth Funds Category. Each portfolio manager is assigned an industry competitive incentive compensation target for achieving this goal. The target is based in part on the type and amount of assets the individual manages. The target increases or decreases depending on whether the portfolio manager’s performance is higher or lower than the top quartile, subject to a maximum increase of 50%, for a portfolio manager who outperforms at least 90% of his or her peer group, and a maximum decrease of 100%, for a portfolio manager who outperforms less than 25% of his or her peer group. For example, the target of a portfolio manager who outperforms 50% of his or her peer group would decrease 50%. Investment performance of a portfolio manager is asset-weighted across the products he or she manages.

Portfolio manager incentive compensation targets are also adjusted for company performance/economics. Actual incentive compensation may be greater or less than a portfolio manager’s target, as it takes into consideration team/group performance and qualitative performance factors. Incentive compensation includes a cash bonus and may also include grants of restricted stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

HV-6428

254462 11/08

PUTNAM INVESTMENTS

Prospectus Supplement	November 26, 2008

PUTNAM VT VOYAGER FUND Prospectuses dated April 30, 2008

The section Who oversees and manages the funds? is supplemented to reflect that Nick Thakore now is the sole officer of Putnam Management primarily responsible for the day-to-day management of the fund's portfolio. Mr. Thakore was appointed as a portfolio manager of the fund in November 2008. From 2002 to 2008, he was employed by RiverSource Investments, as a Manager.

The sub-section Investment management teams is deleted in its entirety. The sub-section Compensation of investment professionals is replaced in its entirety by the following:

Compensation of portfolio managers. Putnam’s goal for our products and investors is to deliver top quartile or better performance over a rolling 3-year period versus peers on a pre-tax basis. For this fund, the peer group Putnam compares fund performance against is the Lipper Large-Cap Growth Funds Category. Each portfolio manager is assigned an industry competitive incentive compensation target for achieving this goal. The target is based in part on the type and amount of assets the individual manages. The target increases or decreases depending on whether the portfolio manager’s performance is higher or lower than the top quartile, subject to a maximum increase of 50%, for a portfolio manager who outperforms at least 90% of his or her peer group, and a maximum decrease of 100%, for a portfolio manager who outperforms less than 25% of his or her peer group. For example, the target of a portfolio manager who outperforms 50% of his or her peer group would decrease 50%. Investment performance of a portfolio manager is asset-weighted across the products he or she manages.

Portfolio manager incentive compensation targets are also adjusted for company performance/economics. Actual incentive compensation may be greater or less than a portfolio manager’s target, as it takes into consideration team/group performance and qualitative performance factors. Incentive compensation includes a cash bonus and may also include grants of restricted stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

HV-6408

254102/ 11/08

PUTNAM INVESTMENTS